Capital Leased Assets and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Capital Leased Assets and Capital Lease Obligations [Abstract]:
Prepaid lease rentals [Table Text Block]

December 31, 2014
Initial recognition of prepaid lease rentals	49,817
Less: Amortization of prepaid lease rentals	(4,024)
Prepaid lease rentals	45,793
Less: current portion	(4,982)
Non-current portion	40,811

Capital lease obligations [Table Text Block]
Year ending December 31,	Amount
2015	30,699
2016	30,783
2017	30,698
2018	30,698
2019	30,699
2020 and thereafter	207,553
Total	361,130
Less: Amount of interest	(113,997)
Total lease payments	247,133

Capital lease obligations current and non-current [Table Text Block]
Capital lease obligation - current	13,508
Capital lease obligation - non current	233,625
247,133